Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 361,013,956.61
Previously Paid Amount	0
Total Fee Amount	31,408.22
Total Offset Amount	0
Net Fee	$ 31,408.22
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A